Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Long Pure Quantum ETF (LQTM)

(the “Fund”)

listed on Cboe BZX Exchange, Inc.

May 20, 2026

Supplement to the Prospectus
and Statement of Additional Information (“SAI”),
each dated January 5, 2026

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Old Ticker Symbol	New Ticker Symbol
LQTM	QTUP

Please retain this Supplement for future reference.